ORGANIZATION AND DESCRIPTION OF BUSINESS OPERATIONS (Details Narrative)								1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 26, 2024 USD ($) $ / shares	Nov. 17, 2023 USD ($) shares	Jul. 13, 2023 USD ($) $ / shares shares	Dec. 23, 2022 USD ($) $ / shares shares	Oct. 29, 2022 USD ($) $ / shares	Jul. 12, 2022	Oct. 29, 2021 USD ($) $ / shares shares	Jul. 31, 2023 shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Feb. 01, 2024	Sep. 30, 2023 USD ($)	Jul. 21, 2023 $ / shares	Jun. 30, 2023 USD ($)	Feb. 09, 2023 USD ($)	Jan. 30, 2023 USD ($)	Oct. 19, 2022 USD ($)	Oct. 15, 2022 USD ($)	May 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued | shares								18,000
Cash									$ 2,000,000
Stock Issued During Period, Value, New Issues
Warrants and Rights Outstanding, Term													5 years								5 years
Retained Earnings (Accumulated Deficit)									$ 13,660,788	$ 12,358,924
Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | $ / shares					$ 10.10		$ 10.10
Gross proceeds												$ 5,195,000
Transaction costs							$ 7,282,500
Underwriting commission							2,530,000
Marketing fee							4,427,500
Offering costs							325,000
Assets held in trust							$ 127,765,000
Investment maturity days							185 days
Cash		$ 2,000,000					$ 764,101			177,876	595,536	877,099
Working capital										$ 3,527,747	$ 2,179,125
Share price | $ / shares							$ 0.20			$ 0.02	$ 0.02
Percentage of outstanding public shares					100.00%
Interest payable					$ 50,000
Stock Issued During Period, Value, New Issues
Business combination description							In addition, under a business combination marketing agreement, the Company has engaged I-Bankers as an advisor in connection with the Business Combination and will pay I-Bankers a cash fee for such marketing services upon the consummation of the Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the IPO, including any proceeds from the exercise of the underwriters’ over-allotment option			In addition, under a business combination marketing agreement, the Company has engaged I-Bankers as an advisor in connection with the Business Combination and will pay I-Bankers a cash fee for such marketing services upon the consummation of the Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the IPO, including any proceeds from the exercise of the underwriters’ over-allotment option.
Asset, Held-in-Trust, Current										$ 6,703,330	$ 9,160,803	127,760,867
Retained Earnings (Accumulated Deficit)										7,789,256	6,440,634	$ 3,776,318
Deep Medicine Acquisition Corp [Member] | Sponsor and Affiliates [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Loans Payable										2,065,000	1,865,000
Proceeds from Unsecured Notes Payable										500,000
Deep Medicine Acquisition Corp [Member] | Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Loans Payable											500,000
Proceeds from Unsecured Notes Payable										500,000
Debt Instrument, Face Amount																	$ 300,000
Asset, Held-in-Trust, Current																$ 300,000
Deep Medicine Acquisition Corp [Member] | Stockholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets held in trust				$ 50,000						$ 300,000	$ 100,000
Share price | $ / shares	$ 11.50		$ 11.41	$ 10.24							$ 10.24
Stock holding during period, shares | shares			255,446	11,819,790							11,819,790
Payments to related party	$ 10,845		$ 2,914,230	$ 121,034,650							$ 121,034,650
Deep Medicine Acquisition Corp [Member] | Transaction Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | $ / shares					$ 10.10
Deep Medicine Acquisition Corp [Member] | Sponsor Affiliate Notes [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets held in trust																		$ 50,000	$ 1,265,000
Debt Instrument, Face Amount																	$ 300,000			$ 1,265,000
Deep Medicine Acquisition Corp [Member] | Promissory Note [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Debt Instrument, Face Amount														$ 84,617
Deep Medicine Acquisition Corp [Member] | Promissory Note [Member] | Director [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Debt Instrument, Face Amount														$ 84,617
Deep Medicine Acquisition Corp [Member] | Business Combination Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | $ / shares										$ 10.10	$ 10.10				$ 10.00
Business combination net tangible assets										$ 5,000,001	$ 5,000,001
Redemption outstanding public shares percentage						1				1
Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 13
Common Class A [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued | shares		212,752
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares				3,162,500							3,162,500
Common Class B [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited | shares				3,162,500							3,162,500
IPO [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued | shares										11,000,000	11,000,000
Share price | $ / shares										$ 10.00	$ 10.00
Stock Issued During Period, Value, New Issues										$ 110,000,000	$ 110,000,000
Underwriting commissions										$ 2,530,000
Percentage IPO gross proceeds										2.00%
IPO [Member] | Deep Medicine Acquisition Corp [Member] | I-Banker [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued | shares										101,200
Warrants and Rights Outstanding, Term										5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares										632,500
Percentage of warrants issued										5.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 12.00
IPO [Member] | Common Class A [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued | shares							12,650,000
Share price | $ / shares							$ 10.00
Over-Allotment Option [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued | shares							1,650,000			1,650,000	1,650,000
Percentage of options										15.00%	15.00%
Underwriting commissions											$ 2,530,000
Over-Allotment Option [Member] | Deep Medicine Acquisition Corp [Member] | I-Banker [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Warrants and Rights Outstanding, Term							5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares							632,500
Percentage of warrants issued							5.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 12.00
Private Placement [Member] | Common Class A [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued | shares							519,500					519,500
Share price | $ / shares							$ 10.00
Gross proceeds							$ 5,195,000